Statement of Compliance	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2021
Statement of compliance [Abstract]
Statement of compliance
2.	Statement of compliance
These financial statements prepared in accordance with FRS 102 (“UK GAAP”) differ in certain significant respects from financial statements prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). Details of the significant differences between US GAAP and UK GAAP are set out in note 20 to these financial statements.

2.	Statement of compliance
These financial statements prepared in accordance with FRS 102 (“UK GAAP”) differ in certain significant respects from financial statements prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). Details of the significant differences between US GAAP and UK GAAP are set out in note 35 to these financial statements.

3.	Accounting policies
Basis of preparation
The financial statements have been prepared for the sole purpose of inclusion in the
S-4
filing registration statement on behalf of the Cartesian Growth Corporation under the Securities Exchange Act of 1933 regarding the business combination of Alvarium Investments Limited, Tiedemann Advisors, LLC and TIG Advisors.